SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 28, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

	February 28, 2017	February 29, 2016
Changes in non-cash working capital balances:
Trade receivables	7,110	29,640
Inventory	1,287	1,592
Other current assets	986	3,074
Accounts payable and accrued liabilities	1,429	(16,880)
Deferred revenue	(1,468)	810

	9,344	18,236